UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04119

T. Rowe Price High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2025

High Yield Fund

Investor Class (PRHYX)

This annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Investor Class	$73	0.70%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, healthy equity returns, and mostly favorable technical conditions supported the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, credit selection in the media segment contributed to relative results, partly due to CMG Media. The capital structure rallied after private equity firm Apollo Global Management, which owns a majority interest in CMG, confirmed a potential sale of the media conglomerate. Avoiding troubled issuers that underperformed, including global energy infrastructure company New Fortress Energy and luxury retail company Saks Global, added value.

  Relative to the style-specific benchmark, our underweight allocation—which we have partly closed—to the other telecommunication (aka wirelines) segment detracted from relative performance. Although the industry remains secularly challenged, the growth of artificial intelligence technology has been a meaningful performance tailwind for these issuers due to increased fiber demand from large-scale data centers and cloud infrastructure companies. Selection in the metals and mining segment weighed, partly due to the underperformance of downstream aluminum producer Constellium.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we augmented the fund’s allocation to the health care segment, partly by closing the significant underweight in pharmaceutical company Bausch Health.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,609	9,945	9,623
2015	9,427	9,988	9,420
2016	9,127	10,164	9,087
2016	9,830	10,299	9,923
2016	10,298	10,539	10,500
2016	10,369	10,205	10,561
2017	10,854	10,308	11,070
2017	11,055	10,462	11,270
2017	11,191	10,591	11,406
2017	11,307	10,533	11,528
2018	11,293	10,360	11,533
2018	11,234	10,423	11,535
2018	11,407	10,480	11,794
2018	11,192	10,391	11,569
2019	11,628	10,689	12,030
2019	11,839	11,090	12,169
2019	12,259	11,546	12,567
2019	12,384	11,513	12,689
2020	12,359	11,937	12,764
2020	11,942	12,134	12,329
2020	12,624	12,293	13,151
2020	12,994	12,351	13,599
2021	13,290	12,102	13,952
2021	13,503	12,085	14,166
2021	13,790	12,283	14,485
2021	13,630	12,209	14,315
2022	13,422	11,782	14,040
2022	12,796	11,091	13,419
2022	12,337	10,868	12,948
2022	12,401	10,641	13,033
2023	12,699	10,637	13,275
2023	12,774	10,854	13,425
2023	13,241	10,738	13,879
2023	13,537	10,767	14,166
2024	14,015	10,991	14,737
2024	14,182	10,995	14,933
2024	14,766	11,522	15,618
2024	15,030	11,507	15,966
2025	15,258	11,629	16,224
2025	15,411	11,596	16,324

202501-4140694, 202507-4488936

F57-052 7/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
High Yield Fund (Investor Class)	8.66%	5.23%	4.42%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	9.32	5.77	5.02

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$6,830,232
  Number of Portfolio Holdings435
  Investment Advisory Fees Paid (000s)$19,365
  Portfolio Turnover Rate42.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	90.2%
Bank Loans	4.8
Securities Lending Collateral	4.1
Convertible Preferred Stocks	0.7
Preferred Stocks	0.6
Municipal Securities	0.4
Convertible Bonds	0.3
Asset-Backed Securities	0.1
Short-Term and Other	-1.2

Top Ten Holdings (as a % of Net Assets)

TransDigm	2.0%
CCO Holdings	2.0
Cloud Software Group	1.7
Venture Global LNG	1.7
Asurion	1.7
Navient	1.6
HUB International	1.5
Tenet Healthcare	1.4
Alliant Holdings Intermediate	1.4
Vistra	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Credit Suisse do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

High Yield Fund

Investor Class (PRHYX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

High Yield Fund

Advisor Class (PAHIX)

This annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Advisor Class	$107	1.03%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, healthy equity returns, and mostly favorable technical conditions supported the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, credit selection in the media segment contributed to relative results, partly due to CMG Media. The capital structure rallied after private equity firm Apollo Global Management, which owns a majority interest in CMG, confirmed a potential sale of the media conglomerate. Avoiding troubled issuers that underperformed, including global energy infrastructure company New Fortress Energy and luxury retail company Saks Global, added value.

  Relative to the style-specific benchmark, our underweight allocation—which we have partly closed—to the other telecommunication (aka wirelines) segment detracted from relative performance. Although the industry remains secularly challenged, the growth of artificial intelligence technology has been a meaningful performance tailwind for these issuers due to increased fiber demand from large-scale data centers and cloud infrastructure companies. Selection in the metals and mining segment weighed, partly due to the underperformance of downstream aluminum producer Constellium.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we augmented the fund’s allocation to the health care segment, partly by closing the significant underweight in pharmaceutical company Bausch Health.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,602	9,945	9,623
2015	9,414	9,988	9,420
2016	9,096	10,164	9,087
2016	9,797	10,299	9,923
2016	10,263	10,539	10,500
2016	10,330	10,205	10,561
2017	10,812	10,308	11,070
2017	11,006	10,462	11,270
2017	11,151	10,591	11,406
2017	11,243	10,533	11,528
2018	11,238	10,360	11,533
2018	11,153	10,423	11,535
2018	11,317	10,480	11,794
2018	11,095	10,391	11,569
2019	11,521	10,689	12,030
2019	11,723	11,090	12,169
2019	12,131	11,546	12,567
2019	12,264	11,513	12,689
2020	12,212	11,937	12,764
2020	11,791	12,134	12,329
2020	12,457	12,293	13,151
2020	12,808	12,351	13,599
2021	13,090	12,102	13,952
2021	13,310	12,085	14,166
2021	13,564	12,283	14,485
2021	13,397	12,209	14,315
2022	13,181	11,782	14,040
2022	12,555	11,091	13,419
2022	12,114	10,868	12,948
2022	12,168	10,641	13,033
2023	12,430	10,637	13,275
2023	12,516	10,854	13,425
2023	12,963	10,738	13,879
2023	13,242	10,767	14,166
2024	13,699	10,991	14,737
2024	13,826	10,995	14,933
2024	14,408	11,522	15,618
2024	14,630	11,507	15,966
2025	14,864	11,629	16,224
2025	14,976	11,596	16,324

202501-4140694, 202507-4488936

F257-052 7/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
High Yield Fund (Advisor Class)	8.32%	4.90%	4.12%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	9.32	5.77	5.02

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$6,830,232
  Number of Portfolio Holdings435
  Investment Advisory Fees Paid (000s)$19,365
  Portfolio Turnover Rate42.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	90.2%
Bank Loans	4.8
Securities Lending Collateral	4.1
Convertible Preferred Stocks	0.7
Preferred Stocks	0.6
Municipal Securities	0.4
Convertible Bonds	0.3
Asset-Backed Securities	0.1
Short-Term and Other	-1.2

Top Ten Holdings (as a % of Net Assets)

TransDigm	2.0%
CCO Holdings	2.0
Cloud Software Group	1.7
Venture Global LNG	1.7
Asurion	1.7
Navient	1.6
HUB International	1.5
Tenet Healthcare	1.4
Alliant Holdings Intermediate	1.4
Vistra	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Credit Suisse do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

High Yield Fund

Advisor Class (PAHIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

High Yield Fund

I Class (PRHIX)

This annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - I Class	$65	0.62%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, healthy equity returns, and mostly favorable technical conditions supported the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, credit selection in the media segment contributed to relative results, partly due to CMG Media. The capital structure rallied after private equity firm Apollo Global Management, which owns a majority interest in CMG, confirmed a potential sale of the media conglomerate. Avoiding troubled issuers that underperformed, including global energy infrastructure company New Fortress Energy and luxury retail company Saks Global, added value.

  Relative to the style-specific benchmark, our underweight allocation—which we have partly closed—to the other telecommunication (aka wirelines) segment detracted from relative performance. Although the industry remains secularly challenged, the growth of artificial intelligence technology has been a meaningful performance tailwind for these issuers due to increased fiber demand from large-scale data centers and cloud infrastructure companies. Selection in the metals and mining segment weighed, partly due to the underperformance of downstream aluminum producer Constellium.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we augmented the fund’s allocation to the health care segment, partly by closing the significant underweight in pharmaceutical company Bausch Health.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
8/28/15	500,000	500,000	500,000
8/31/15	500,083	499,700	500,568
11/30/15	490,771	501,835	490,014
2/29/16	475,285	510,694	472,686
5/31/16	512,105	517,490	516,190
8/31/16	536,700	529,513	546,219
11/30/16	540,551	512,733	549,362
2/28/17	566,003	517,921	575,876
5/31/17	576,628	525,659	586,257
8/31/17	583,916	532,121	593,327
11/30/17	590,176	529,213	599,664
2/28/18	589,643	520,537	599,941
5/31/18	586,709	523,690	600,034
8/31/18	595,955	526,537	613,508
11/30/18	584,852	522,110	601,833
2/28/19	607,854	537,037	625,796
5/31/19	619,031	557,208	633,049
8/31/19	641,175	580,098	653,733
11/30/19	647,853	578,452	660,073
2/29/20	646,733	599,778	663,953
5/31/20	625,115	609,672	641,339
8/31/20	660,983	617,651	684,133
11/30/20	680,534	620,586	707,391
2/28/21	696,195	608,076	725,760
5/31/21	708,607	607,204	736,928
8/31/21	722,798	617,130	753,476
11/30/21	714,640	613,428	744,672
2/28/22	703,881	591,997	730,376
5/31/22	671,260	557,280	698,051
8/31/22	648,402	546,062	673,564
11/30/22	650,795	534,666	677,990
2/28/23	666,542	534,444	690,538
5/31/23	670,631	545,338	698,384
8/31/23	696,500	539,546	721,980
11/30/23	710,940	540,974	736,915
2/29/24	736,217	552,226	766,591
5/31/24	745,129	552,458	776,809
8/31/24	775,945	578,915	812,430
11/30/24	789,962	578,166	830,559
2/28/25	802,090	584,300	843,945
5/31/25	810,312	582,616	849,177

202501-4140694, 202507-4488936

F539-052 7/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
High Yield Fund (I Class)	8.75%	5.33%	5.07%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.58
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	9.32	5.77	5.58

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$6,830,232
  Number of Portfolio Holdings435
  Investment Advisory Fees Paid (000s)$19,365
  Portfolio Turnover Rate42.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	90.2%
Bank Loans	4.8
Securities Lending Collateral	4.1
Convertible Preferred Stocks	0.7
Preferred Stocks	0.6
Municipal Securities	0.4
Convertible Bonds	0.3
Asset-Backed Securities	0.1
Short-Term and Other	-1.2

Top Ten Holdings (as a % of Net Assets)

TransDigm	2.0%
CCO Holdings	2.0
Cloud Software Group	1.7
Venture Global LNG	1.7
Asurion	1.7
Navient	1.6
HUB International	1.5
Tenet Healthcare	1.4
Alliant Holdings Intermediate	1.4
Vistra	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Credit Suisse do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

High Yield Fund

I Class (PRHIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

High Yield Fund

Z Class (TRKZX)

This annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, healthy equity returns, and mostly favorable technical conditions supported the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, credit selection in the media segment contributed to relative results, partly due to CMG Media. The capital structure rallied after private equity firm Apollo Global Management, which owns a majority interest in CMG, confirmed a potential sale of the media conglomerate. Avoiding troubled issuers that underperformed, including global energy infrastructure company New Fortress Energy and luxury retail company Saks Global, added value.

  Relative to the style-specific benchmark, our underweight allocation—which we have partly closed—to the other telecommunication (aka wirelines) segment detracted from relative performance. Although the industry remains secularly challenged, the growth of artificial intelligence technology has been a meaningful performance tailwind for these issuers due to increased fiber demand from large-scale data centers and cloud infrastructure companies. Selection in the metals and mining segment weighed, partly due to the underperformance of downstream aluminum producer Constellium.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we augmented the fund’s allocation to the health care segment, partly by closing the significant underweight in pharmaceutical company Bausch Health.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
5/31/20	10,893	10,215	10,773
8/31/20	11,535	10,349	11,491
11/30/20	11,894	10,398	11,882
2/28/21	12,186	10,188	12,191
5/31/21	12,421	10,173	12,378
8/31/21	12,708	10,340	12,656
11/30/21	12,583	10,278	12,508
2/28/22	12,412	9,919	12,268
5/31/22	11,856	9,337	11,725
8/31/22	11,451	9,149	11,314
11/30/22	11,531	8,958	11,388
2/28/23	11,807	8,954	11,599
5/31/23	11,919	9,137	11,731
8/31/23	12,376	9,040	12,127
11/30/23	12,674	9,064	12,378
2/29/24	13,145	9,252	12,876
5/31/24	13,302	9,256	13,048
8/31/24	13,897	9,700	13,646
11/30/24	14,146	9,687	13,951
2/28/25	14,410	9,790	14,176
5/31/25	14,555	9,762	14,264

202501-4140694, 202507-4488936

F1254-052 7/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
High Yield Fund (Z Class)	9.42%	5.97%	7.47%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	-0.46
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	9.32	5.77	7.06

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$6,830,232
  Number of Portfolio Holdings435
  Investment Advisory Fees Paid (000s)$19,365
  Portfolio Turnover Rate42.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	90.2%
Bank Loans	4.8
Securities Lending Collateral	4.1
Convertible Preferred Stocks	0.7
Preferred Stocks	0.6
Municipal Securities	0.4
Convertible Bonds	0.3
Asset-Backed Securities	0.1
Short-Term and Other	-1.2

Top Ten Holdings (as a % of Net Assets)

TransDigm	2.0%
CCO Holdings	2.0
Cloud Software Group	1.7
Venture Global LNG	1.7
Asurion	1.7
Navient	1.6
HUB International	1.5
Tenet Healthcare	1.4
Alliant Holdings Intermediate	1.4
Vistra	1.4

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High Yield Fund

Z Class (TRKZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$41,043	$46,029
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,746,000 and $1,230,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRHYX High Yield Fund –
.
PAHIX High Yield Fund–
.
Advisor Class
PRHIX High Yield Fund–
.
I Class
TRKZX High Yield Fund–
.
Z Class

T. ROWE PRICE High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 5.82 $ 5.60 $ 5.98 $ 6.65 $ 6.19
Investment activities
Net investment income
(1)(2)
0.39 0.38 0.35 0.33 0.33
Net realized and unrealized
gain/loss 0.10 0.22 (0.37) (0.66) 0.46
Total from investment
activities 0.49 0.60 (0.02) (0.33) 0.79
Distributions
Net investment income (0.39) (0.38) (0.35) (0.34) (0.33)
Net realized gain — — (0.01) — —
Total distributions (0.39) (0.38) (0.36) (0.34) (0.33)
NET ASSET VALUE
End of period $ 5.92 $ 5.82 $ 5.60 $ 5.98 $ 6.65
Ratios/Supplemental Data
Total return
(2)(3)
8.66% 11.03% (0.18)% (5.23)% 13.07%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.80% 0.79% 0.80% 0.73% 0.70%
Net expenses after waivers/
payments by Price Associates 0.70% 0.70% 0.70% 0.70% 0.70%
Net investment income 6.65% 6.58% 6.24% 5.02% 5.13%
Portfolio turnover rate 42.6% 37.9% 29.7% 45.5% 55.0%
Net assets, end of period (in
millions) $1,214 $1,153 $1,080 $1,252 $2,394
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund
during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 5.80 $ 5.59 $ 5.96 $ 6.64 $ 6.17
Investment activities
Net investment income
(1)(2)
0.37 0.36 0.33 0.32 0.31
Net realized and unrealized
gain/loss 0.10 0.21 (0.36) (0.68) 0.47
Total from investment
activities 0.47 0.57 (0.03) (0.36) 0.78
Distributions
Net investment income (0.37) (0.36) (0.33) (0.32) (0.31)
Net realized gain — — (0.01) — —
Total distributions (0.37) (0.36) (0.34) (0.32) (0.31)
NET ASSET VALUE
End of period $ 5.90 $ 5.80 $ 5.59 $ 5.96 $ 6.64
Ratios/Supplemental Data
Total return
(2)(3)
8.32% 10.47% (0.31)% (5.67)% 12.89%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.03% 1.03% 1.00% 0.99% 1.00%
Net expenses after
waivers/payments by Price
Associates 1.03% 1.03% 1.00% 0.99% 1.00%
Net investment income 6.32% 6.25% 5.93% 4.92% 4.92%
Portfolio turnover rate 42.6% 37.9% 29.7% 45.5% 55.0%
Net assets, end of period (in
millions) $15 $17 $18 $24 $30
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 5.82 $ 5.60 $ 5.98 $ 6.66 $ 6.19
Investment activities
Net investment income
(1)(2)
0.40 0.38 0.36 0.34 0.34
Net realized and unrealized
gain/loss 0.10 0.23 (0.37) (0.67) 0.47
Total from investment
activities 0.50 0.61 (0.01) (0.33) 0.81
Distributions
Net investment income (0.40) (0.39) (0.36) (0.35) (0.34)
Net realized gain — — (0.01) — —
Total distributions (0.40) (0.39) (0.37) (0.35) (0.34)
NET ASSET VALUE
End of period $ 5.92 $ 5.82 $ 5.60 $ 5.98 $ 6.66
Ratios/Supplemental Data
Total return
(2)(3)
8.75% 11.11% (0.09)% (5.27)% 13.36%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.62% 0.62% 0.62% 0.60% 0.60%
Net expenses after
waivers/payments by Price
Associates 0.62% 0.62% 0.62% 0.60% 0.60%
Net investment income 6.73% 6.66% 6.32% 5.21% 5.24%
Portfolio turnover rate 42.6% 37.9% 29.7% 45.5% 55.0%
Net assets, end of period (in
millions) $2,599 $2,287 $2,568 $2,880 $2,068
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE High Yield Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 5.82 $ 5.61 $ 5.99 $ 6.66 $ 6.19
Investment activities
Net investment income
(1)(2)
0.43 0.42 0.39 0.38 0.38
Net realized and unrealized
gain/loss 0.10 0.21 (0.37) (0.66) 0.47
Total from investment
activities 0.53 0.63 0.02
(3)
(0.28) 0.85
Distributions
Net investment income (0.43) (0.42) (0.39) (0.39) (0.38)
Net realized gain — — (0.01) — —
Total distributions (0.43) (0.42) (0.40) (0.39) (0.38)
NET ASSET VALUE
End of period $ 5.92 $ 5.82 $ 5.61 $ 5.99 $ 6.66

T. ROWE PRICE High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(4)
9.42% 11.60% 0.53% (4.55)% 14.03%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.60% 0.60% 0.60% 0.59% 0.59%
Net expenses after
waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00% 0.00%
Net investment income 7.34% 7.28% 6.95% 5.77% 5.84%
Portfolio turnover rate 42.6% 37.9% 29.7% 45.5% 55.0%
Net assets, end of period (in
millions) $3,002 $3,290 $3,186 $3,316 $3,970
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE High Yield Fund
May 31, 2025

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.1%
Other Asset-Backed Securities  0.1%
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 7,875 8,291
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 605 673
Total Asset-Backed Securities (Cost $9,059) 8,964
BANK LOANS  4.8% (2)
Broadcasting  0.2%
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 14.08%,
10/11/29 (3) 6,400 6,240
Townsquare Media, FRN, 3M TSFR + 5.00%, 9.324%,
2/6/30 (4) 10,235 9,263
15,503
Cable Operators  0.7%
CSC Holdings, FRN, 1M TSFR + 4.50%, 8.812%, 1/18/28  21,478 21,183
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 9.00%, 4/15/27  12,198 11,954
Radiate Holdco, FRN, 1M TSFR + 3.25%, 7.691%, 9/25/26  15,654 13,734
46,871
Chemicals  0.2%
Vibrantz Technologies, FRN, 3M TSFR + 4.25%, 8.642%,
4/23/29  13,505 11,860
11,860
Financial  0.4%
Edelman Financial Engines Center, FRN, 1M TSFR + 5.25%,
9.577%, 10/6/28  3,163 3,149
TIH Insurance Holdings, FRN, 3M TSFR + 4.75%, 9.049%,
5/6/32  25,176 25,176
28,325
Information Technology  1.1%
Central Parent, FRN, 3M TSFR + 3.25%, 7/6/29 (5) 5,765 5,122
Ellucian Holdings, FRN, 1M TSFR + 3.00%, 7.327%, 10/9/29  3,940 3,943
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 9.077%, 11/22/32  22,769 23,025
Project Alpha Intermediate Holding, FRN, 1M TSFR + 5.00%,
9.307%, 11/21/32 (5) 20,375 20,069
RealPage, FRN, 3M TSFR + 3.75%, 8.049%, 4/24/28  615 615
X, 9.50%, 10/26/29  26,165 26,030
78,804

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Other Telecommunications  0.1%
Zayo Group Holdings, FRN, 1M TSFR + 3.00%, 7.441%,
3/9/27 (5) 6,920 6,595
6,595
Services  0.4%
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.177%, 12/10/29  17,870 17,719
CoreLogic, FRN, 1M TSFR + 6.50%, 10.941%, 6/4/29  7,915 7,648
25,367
Wireless Communications  1.7%
Asurion, FRN, 1M TSFR + 5.25%, 9.691%, 1/31/28 (5) 87,012 83,858
Asurion, FRN, 1M TSFR + 5.25%, 9.691%, 1/20/29  31,376 29,670
113,528
Total Bank Loans (Cost $333,386) 326,853
COMMON STOCKS  0.1%
Gaming  0.0%
New Cotai Participation, Class B (1)(3)(4) — —
—
Hospital Supplies/Hosp Management  0.1%
Bausch + Lomb (3)(6) 591 6,781
6,781
Metals & Mining  0.0%
Constellium (3) 286 3,470
3,470
Total Common Stocks (Cost $14,984) 10,251
CONVERTIBLE BONDS  0.3%
Automotive  0.1%
Rivian Automotive, 4.625%, 3/15/29  7,185 7,652
7,652
Information Technology  0.2%
Snap, 0.125%, 3/1/28  11,650 10,043
10,043
Total Convertible Bonds (Cost $17,180) 17,695

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.7%
Aerospace & Defense  0.3%
Boeing, 6.00%, 10/15/27  216 14,525
14,525
Financial  0.2%
Ares Management, Series B, 6.75%, 10/1/27  260 13,743
13,743
Forest Products  0.0%
Smurfit-Stone Container, Series A, EC, 7.00%, 2/15/27,
Cost $16 (3)(4)(7) 47 —
—
Insurance  0.2%
Acrisure, Series A-2, Acquisition Date: 5/20/25, Cost $16,700 (3)
(4)(7) 694 16,700
16,700
Total Convertible Preferred Stocks (Cost $39,784) 44,968
CORPORATE BONDS  90.2%
Aerospace & Defense  2.1%
CACI International, 6.375%, 6/15/33 (1) 9,930 10,128
TransDigm, 6.00%, 1/15/33 (1) 10,720 10,599
TransDigm, 6.375%, 3/1/29 (1) 12,525 12,728
TransDigm, 6.375%, 5/31/33 (1) 16,990 16,778
TransDigm, 6.625%, 3/1/32 (1) 25,335 25,842
TransDigm, 6.875%, 12/15/30 (1) 48,508 49,903
TransDigm, 7.125%, 12/1/31 (1) 19,602 20,288
146,266
Airlines  0.4%
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
11.5% PIK) (1)(8) 8,385 8,448
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
12% PIK) (1)(8) 1,600 1,612
United Airlines, 4.625%, 4/15/29 (1) 20,350 19,296
29,356
Automotive  2.2%
Adient Global Holdings, 8.25%, 4/15/31 (1)(6) 22,825 23,396
Belron U.K. Finance, 5.75%, 10/15/29 (1) 8,315 8,315
Benteler International, 10.50%, 5/15/28 (1) 6,880 7,100
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 14,197 17,489

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR)  2,715 3,345
Nissan Motor, 4.81%, 9/17/30 (1) 6,660 6,169
Nissan Motor Acceptance, 7.05%, 9/15/28 (1)(6) 6,080 6,199
Rivian Holdings, FRN, 6M TSFR + 6.053%, 10.151%,
10/15/26 (1) 43,105 43,320
Tenneco, 8.00%, 11/17/28 (1) 535 527
Velocity Vehicle Group, 8.00%, 6/1/29 (1) 5,985 5,746
Wand NewCo 3, 7.625%, 1/30/32 (1) 25,290 26,270
147,876
Banking  0.4%
Barclays, VR, 7.625% (9)(10) 26,305 25,910
25,910
Beverages  0.1%
Primo Water Holdings, 6.25%, 4/1/29 (1) 8,727 8,749
8,749
Broadcasting  3.9%
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(6) 5,965 5,272
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)(6) 29,755 27,189
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (1) 11,345 11,458
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1)(6) 21,695 22,726
CMG Media, 8.875%, 6/18/29 (1) 33,090 30,443
Gray Media, 5.375%, 11/15/31 (1)(6) 10,904 7,796
Lamar Media, 4.00%, 2/15/30  1,955 1,833
Lamar Media, 4.875%, 1/15/29  14,340 13,999
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 23,287 22,035
Outfront Media Capital, 7.375%, 2/15/31 (1) 5,025 5,289
Scripps Escrow II, 3.875%, 1/15/29 (1)(6) 8,635 7,383
Sirius XM Radio, 4.00%, 7/15/28 (1) 31,975 30,216
Stagwell Global, 5.625%, 8/15/29 (1) 38,570 36,256
Univision Communications, 7.375%, 6/30/30 (1) 15,580 14,548
Univision Communications, 8.00%, 8/15/28 (1) 520 518
Univision Communications, 8.50%, 7/31/31 (1) 27,670 26,563
263,524
Building & Real Estate  1.0%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (1) 19,650 19,699
Howard Hughes, 4.125%, 2/1/29 (1) 17,085 15,974
Howard Hughes, 4.375%, 2/1/31 (1) 9,160 8,313
Howard Hughes, 5.375%, 8/1/28 (1) 15,915 15,557
Miller Homes Group Finco, 7.00%, 5/15/29 (GBP) (1) 4,680 6,218
Miller Homes Group Finco, 7.00%, 5/15/29 (GBP)  3,730 4,956
70,717
Building Products  1.9%
Advanced Drainage Systems, 6.375%, 6/15/30 (1) 5,570 5,612

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Builders FirstSource, 6.375%, 6/15/32 (1) 6,615 6,656
Builders FirstSource, 6.375%, 3/1/34 (1) 10,830 10,776
Builders FirstSource, 6.75%, 5/15/35 (1) 7,090 7,134
Miter Brands Acquisition Holdco, 6.75%, 4/1/32 (1) 16,840 16,882
New Enterprise Stone & Lime, 5.25%, 7/15/28 (1) 15,970 15,651
Quikrete Holdings, 6.375%, 3/1/32 (1) 33,400 33,817
Quikrete Holdings, 6.75%, 3/1/33 (1) 31,637 32,112
128,640
Cable Operators  6.0%
C&W Senior Finance, 9.00%, 1/15/33 (1) 10,210 10,143
CCO Holdings, 4.50%, 6/1/33 (1) 51,460 45,799
CCO Holdings, 4.75%, 2/1/32 (1)(6) 5,870 5,430
CCO Holdings, 6.375%, 9/1/29 (1) 37,572 38,042
CCO Holdings, 7.375%, 3/1/31 (1) 42,835 44,441
Charter Communications Operating, 6.484%, 10/23/45  47,250 45,476
CSC Holdings, 6.50%, 2/1/29 (1)(6) 11,001 8,746
CSC Holdings, 7.50%, 4/1/28 (1)(6) 19,645 15,225
CSC Holdings, 11.25%, 5/15/28 (1)(6) 13,395 13,228
CSC Holdings, 11.75%, 1/31/29 (1) 24,545 23,011
Directv Financing, 5.875%, 8/15/27 (1) 3,022 2,969
Directv Financing, 10.00%, 2/15/31 (1) 9,840 9,582
DISH DBS, 5.25%, 12/1/26 (1) 21,620 19,890
DISH DBS, 5.75%, 12/1/28 (1) 21,322 18,017
DISH DBS, 7.75%, 7/1/26  10,900 9,374
EchoStar, 10.75%, 11/30/29  30,140 30,291
GCI, 4.75%, 10/15/28 (1) 3,853 3,612
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 371 269
Midcontinent Communications, 8.00%, 8/15/32 (1)(6) 13,830 14,279
Sable International Finance, 7.125%, 10/15/32 (1) 21,175 20,824
Vmed O2 U.K. Financing I, 4.75%, 7/15/31 (1) 36,013 33,056
411,704
Chemicals  3.2%
Avient, 6.25%, 11/1/31 (1) 6,940 6,931
Avient, 7.125%, 8/1/30 (1) 27,900 28,737
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (1) 7,955 8,293
Celanese U.S. Holdings, 7.05%, 11/15/30  6,765 6,968
Celanese U.S. Holdings, 7.20%, 11/15/33 (6) 44,205 46,139
CVR Partners, 6.125%, 6/15/28 (1) 32,099 31,858
GPD, 10.125%, 4/1/26 (1) 11,327 11,044
Methanex, 5.25%, 12/15/29  7,415 7,165
Methanex, 5.65%, 12/1/44  5,964 4,600
Methanex U.S. Operations, 6.25%, 3/15/32 (1) 8,145 7,880
Vibrantz Technologies, 9.00%, 2/15/30 (1)(6) 17,175 12,022

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Windsor Holdings III, 8.50%, 6/15/30 (1) 27,660 29,181
WR Grace Holdings, 5.625%, 8/15/29 (1) 14,765 12,975
WR Grace Holdings, 7.375%, 3/1/31 (1) 6,475 6,524
220,317
Consumer Products  0.3%
Kontoor Brands, 4.125%, 11/15/29 (1) 8,645 7,975
Newell Brands, 8.50%, 6/1/28 (1) 13,716 14,162
22,137
Container  0.6%
Ball, 6.875%, 3/15/28  12,865 13,154
Graham Packaging, 7.125%, 8/15/28 (1) 2,234 2,192
Sealed Air, 5.00%, 4/15/29 (1) 6,695 6,561
Sealed Air, 6.125%, 2/1/28 (1) 2,955 2,985
Sealed Air, 6.875%, 7/15/33 (1) 27 28
Sealed Air, 7.25%, 2/15/31 (1) 255 267
Trident TPI Holdings, 12.75%, 12/31/28 (1) 6,890 7,200
Trivium Packaging Finance, 8.25%, 7/15/30 (1) 5,315 5,508
37,895
Energy  11.9%
Aethon United BR, 7.50%, 10/1/29 (1) 16,270 16,616
AmeriGas Partners, 9.375%, 6/1/28 (1) 10,059 10,134
AmeriGas Partners, 9.50%, 6/1/30 (1)(6) 9,590 9,650
Civitas Resources, 8.375%, 7/1/28 (1) 7,115 7,168
Civitas Resources, 8.625%, 11/1/30 (1) 17,281 17,022
Civitas Resources, 8.75%, 7/1/31 (1) 10,660 10,407
Civitas Resources, 9.625%, 6/15/33 (1) 13,405 13,425
Comstock Resources, 5.875%, 1/15/30 (1) 14,205 13,424
Comstock Resources, 6.75%, 3/1/29 (1) 24,740 24,369
Crescent Energy Finance, 7.375%, 1/15/33 (1) 33,603 31,167
Crescent Energy Finance, 7.625%, 4/1/32 (1) 25,815 24,395
Crescent Energy Finance, 9.25%, 2/15/28 (1) 12,880 13,299
Gulfport Energy Operating, 6.75%, 9/1/29 (1) 11,770 11,888
Hilcorp Energy I, 6.00%, 2/1/31 (1) 10,355 9,527
Hilcorp Energy I, 6.25%, 4/15/32 (1) 11,354 10,332
Hilcorp Energy I, 6.875%, 5/15/34 (1) 1,925 1,742
Hilcorp Energy I, 7.25%, 2/15/35 (1) 30,530 28,317
Hilcorp Energy I, 8.375%, 11/1/33 (1) 26,161 26,030
Kinetik Holdings, 5.875%, 6/15/30 (1) 37,805 37,521
Kinetik Holdings, 6.625%, 12/15/28 (1) 25,656 26,169
Magnolia Oil & Gas Operating, 6.875%, 12/1/32 (1) 14,270 14,056
Matador Resources, 6.50%, 4/15/32 (1) 9,870 9,648
NGL Energy Operating, 8.125%, 2/15/29 (1) 7,745 7,571
NGL Energy Operating, 8.375%, 2/15/32 (1) 30,895 29,041

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Occidental Petroleum, 7.95%, 6/15/39  575 615
Permian Resources Operating, 6.25%, 2/1/33 (1) 11,500 11,299
Permian Resources Operating, 7.00%, 1/15/32 (1) 12,795 13,083
Permian Resources Operating, 9.875%, 7/15/31 (1) 8,438 9,176
Prairie Acquiror, 9.00%, 8/1/29 (1) 8,090 8,191
Range Resources, 4.75%, 2/15/30 (1) 7,180 6,902
Range Resources, 8.25%, 1/15/29  5,845 5,991
Seadrill Finance, 8.375%, 8/1/30 (1) 24,890 24,330
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (1)(6)(10) 17,820 17,775
South Bow Canadian Infrastructure Holdings, VR, 7.625%,
3/1/55 (1)(10) 5,015 5,053
Sunoco, 7.00%, 5/1/29 (1) 5,845 6,020
Sunoco, 7.25%, 5/1/32 (1) 23,083 23,977
Tallgrass Energy Partners, 6.00%, 3/1/27 (1) 5,530 5,502
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 15,650 14,946
Tallgrass Energy Partners, 6.00%, 9/1/31 (1) 17,160 16,302
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 14,080 14,256
Transocean, 6.80%, 3/15/38  4,770 3,220
Transocean, 8.25%, 5/15/29 (1)(6) 5,850 5,236
Transocean, 8.50%, 5/15/31 (1) 13,295 11,367
Transocean, 8.75%, 2/15/30 (1) 29,218 29,364
Transocean Aquila, 8.00%, 9/30/28 (1) 6,136 6,136
Valaris, 8.375%, 4/30/30 (1) 10,865 10,865
Venture Global LNG, 8.125%, 6/1/28 (1) 480 490
Venture Global LNG, 8.375%, 6/1/31 (1) 40,410 40,966
Venture Global LNG, 9.50%, 2/1/29 (1) 17,250 18,414
Venture Global LNG, VR, 9.00% (1)(9)(10) 57,510 54,059
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 5,760 6,005
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1) 21,415 22,513
Vermilion Energy, 6.875%, 5/1/30 (1) 15,450 13,847
808,818
Entertainment & Leisure  4.1%
Carnival, 6.00%, 5/1/29 (1) 1,170 1,173
Carnival, 6.125%, 2/15/33 (1)(6) 12,620 12,620
Churchill Downs, 5.75%, 4/1/30 (1) 20,580 20,246
Cinemark USA, 5.25%, 7/15/28 (1)(6) 14,505 14,306
Cinemark USA, 7.00%, 8/1/32 (1) 8,575 8,811
Inter Media and Communication, 6.75%, 2/9/27 (EUR)  9,218 10,604
Merlin Entertainments Group U.S. Holdings, 7.375%,
2/15/31 (1) 19,452 17,726
Motion Finco, 7.375%, 6/15/30 (EUR) (1) 6,600 7,164
Motion Finco, 8.375%, 2/15/32 (1) 14,980 13,950
NCL, 6.75%, 2/1/32 (1) 13,900 13,865

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
NCL, 7.75%, 2/15/29 (1) 22,020 23,011
NCL, 8.125%, 1/15/29 (1) 6,543 6,878
NCL Finance, 6.125%, 3/15/28 (1) 5,720 5,741
Royal Caribbean Cruises, 5.625%, 9/30/31 (1) 10,035 9,910
Royal Caribbean Cruises, 6.00%, 2/1/33 (1) 20,645 20,722
Royal Caribbean Cruises, 6.25%, 3/15/32 (1) 9,470 9,600
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (1)(6) 26,045 25,003
Six Flags Entertainment, 5.25%, 7/15/29 (6) 14,341 13,929
Six Flags Entertainment, 6.625%, 5/1/32 (1) 9,780 9,963
Six Flags Entertainment, 7.25%, 5/15/31 (1) 35,648 36,272
281,494
Financial  11.8%
Acrisure, 7.50%, 11/6/30 (1) 24,525 25,230
Acrisure, 8.25%, 2/1/29 (1) 15,075 15,546
Acrisure, 8.50%, 6/15/29 (1) 17,595 18,343
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 8,555 8,341
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 27,427 27,427
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 42,213 43,057
Alliant Holdings Intermediate, 7.375%, 10/1/32 (1)(6) 17,300 17,711
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29 (1)(6) 17,565 16,357
AssuredPartners, 7.50%, 2/15/32 (1) 507 542
Blackstone Mortgage Trust, 7.75%, 12/1/29 (1) 4,075 4,269
Cobra AcquisitionCo, 6.375%, 11/1/29 (1) 14,610 12,345
Cobra AcquisitionCo, 12.25%, 11/1/29 (1) 6,350 6,477
Focus Financial Partners, 6.75%, 9/15/31 (1) 10,249 10,339
HUB International, 5.625%, 12/1/29 (1) 24,921 24,734
HUB International, 7.25%, 6/15/30 (1) 42,790 44,341
HUB International, 7.375%, 1/31/32 (1) 34,275 35,775
Jane Street Group, 6.125%, 11/1/32 (1) 30,785 30,747
Jane Street Group, 6.75%, 5/1/33 (1) 23,880 24,417
Jane Street Group, 7.125%, 4/30/31 (1) 23,209 24,166
Jerrold Finco, 5.25%, 1/15/27 (GBP)  5,680 7,644
Jerrold Finco, 7.50%, 6/15/31 (GBP) (1) 4,835 6,525
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 20,495 21,469
Jones Deslauriers Insurance Management, 10.50%,
12/15/30 (1) 8,245 8,822
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (1) 12,810 11,561
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 38,985 37,718
Navient, 5.50%, 3/15/29 (6) 1,583 1,516
Navient, 5.625%, 8/1/33  35,468 31,123
Navient, 7.875%, 6/15/32  13,785 13,819
Navient, 9.375%, 7/25/30  35,730 38,499
Navient, 11.50%, 3/15/31  19,430 21,713

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
OneMain Finance, 7.125%, 11/15/31  10,300 10,455
OneMain Finance, 7.50%, 5/15/31  9,905 10,153
OneMain Finance, 7.875%, 3/15/30  345 359
OneMain Finance, 9.00%, 1/15/29  40,260 42,223
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 36,415 37,690
PennyMac Financial Services, 6.875%, 2/15/33 (1) 16,320 16,361
PennyMac Financial Services, 7.125%, 11/15/30 (1) 16,975 17,293
PennyMac Financial Services, 7.875%, 12/15/29 (1) 15,660 16,482
PROG Holdings, 6.00%, 11/15/29 (1) 21,635 20,445
Ryan Specialty, 4.375%, 2/1/30 (1) 6,175 5,851
Ryan Specialty, 5.875%, 8/1/32 (1) 6,385 6,345
United Wholesale Mortgage, 5.50%, 4/15/29 (1) 8,455 8,085
USI, 7.50%, 1/15/32 (1) 11,675 12,244
UWM Holdings, 6.625%, 2/1/30 (1) 14,010 13,677
808,236
Food  0.9%
B&G Foods, 8.00%, 9/15/28 (1) 7,305 6,867
Chobani, 7.625%, 7/1/29 (1)(6) 13,735 14,404
Chobani Holdco II, 8.75%, 10/1/29, (8.75% Cash or 9.5%
PIK) (1)(8) 7,987 8,466
Darling Ingredients, 6.00%, 6/15/30 (1) 14,405 14,423
Post Holdings, 6.25%, 2/15/32 (1) 8,465 8,613
TreeHouse Foods, 4.00%, 9/1/28  6,590 5,989
58,762
Forest Products  0.3%
Cascades, 5.375%, 1/15/28 (1) 11,595 11,421
Graphic Packaging International, 3.75%, 2/1/30 (1) 9,640 8,833
20,254
Gaming  2.8%
Caesars Entertainment, 6.50%, 2/15/32 (1) 9,600 9,648
Caesars Entertainment, 7.00%, 2/15/30 (1) 14,230 14,550
Caesars Entertainment, 8.125%, 7/1/27 (1) 334 335
Churchill Downs, 6.75%, 5/1/31 (1) 14,905 15,147
Cirsa Finance International, 6.50%, 3/15/29 (EUR) (1) 2,915 3,467
Cirsa Finance International, 10.375%, 11/30/27 (EUR) (1) 2,322 2,777
International Game Technology, 5.25%, 1/15/29 (1) 13,480 13,227
Light & Wonder International, 7.00%, 5/15/28 (1) 380 380
Light & Wonder International, 7.25%, 11/15/29 (1) 37,575 38,514
Light & Wonder International, 7.50%, 9/1/31 (1) 6,980 7,190
MGM Growth Properties Operating Partnership, 3.875%,
2/15/29 (1) 12,700 12,168
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  8,690 8,752
Midwest Gaming Borrower, 4.875%, 5/1/29 (1) 13,295 12,680
Ontario Gaming GTA, 8.00%, 8/1/30 (1) 7,300 7,200

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Playtika Holding, 4.25%, 3/15/29 (1) 12,530 11,167
Scientific Games Holdings, 6.625%, 3/1/30 (1) 14,945 14,161
Voyager Parent, 9.25%, 7/1/32 (1) 20,075 20,702
192,065
Health Care  8.4%
1261229 B.C., 10.00%, 4/15/32 (1) 40,810 40,402
AthenaHealth Group, 6.50%, 2/15/30 (1)(6) 30,020 28,819
Bausch + Lomb, 8.375%, 10/1/28 (1) 19,965 20,639
CHS, 5.25%, 5/15/30 (1) 8,500 7,650
CHS, 6.00%, 1/15/29 (1) 12,170 11,638
CHS, 6.125%, 4/1/30 (1) 12,165 9,337
CHS, 10.875%, 1/15/32 (1) 22,170 23,666
Concentra Health Services, 6.875%, 7/15/32 (1) 6,695 6,879
DaVita, 6.875%, 9/1/32 (1) 20,550 20,858
LifePoint Health, 5.375%, 1/15/29 (1)(6) 10,417 9,792
LifePoint Health, 9.875%, 8/15/30 (1) 2,345 2,509
LifePoint Health, 10.00%, 6/1/32 (1)(6) 30,644 32,023
LifePoint Health, 11.00%, 10/15/30 (1) 43,760 48,081
Medline Borrower, 5.25%, 10/1/29 (1)(6) 46,530 45,483
Medline Borrower, 6.25%, 4/1/29 (1) 35,515 36,137
Molina Healthcare, 3.875%, 5/15/32 (1) 7,630 6,781
Molina Healthcare, 4.375%, 6/15/28 (1) 14,835 14,371
Molina Healthcare, 6.25%, 1/15/33 (1) 6,820 6,794
MPT Operating Partnership, 5.00%, 10/15/27 (6) 7,920 6,900
MPT Operating Partnership, 8.50%, 2/15/32 (1) 11,070 11,347
Opal Bidco, 6.50%, 3/31/32 (1) 25,415 25,320
Organon, 5.125%, 4/30/31 (1)(6) 16,720 14,003
Star Parent, 9.00%, 10/1/30 (1) 13,325 13,725
Tenet Healthcare, 4.375%, 1/15/30  14,930 14,240
Tenet Healthcare, 6.125%, 10/1/28  46,365 46,365
Tenet Healthcare, 6.125%, 6/15/30  20,323 20,475
Tenet Healthcare, 6.75%, 5/15/31  10,695 11,003
Tenet Healthcare, 6.875%, 11/15/31  4,814 5,043
Teva Pharmaceutical Finance Netherlands III, 4.10%, 10/1/46  18,590 13,036
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28  12,330 12,715
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  9,320 10,042
576,073
Health Care Services  0.1%
Perrigo Finance Unlimited, 6.125%, 9/30/32  6,615 6,598
6,598
Information Technology  5.7%
Capstone Borrower, 8.00%, 6/15/30 (1) 21,340 21,927
Carvana, 11.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (1)(8) 7,064 7,418

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(8) 33,477 38,833
Cloud Software Group, 6.50%, 3/31/29 (1) 25 25
Cloud Software Group, 8.25%, 6/30/32 (1) 16,600 17,409
Cloud Software Group, 9.00%, 9/30/29 (1) 96,950 99,010
Dye & Durham, 8.625%, 4/15/29 (1) 23,947 24,785
Entegris, 5.95%, 6/15/30 (1) 33,690 33,732
Gen Digital, 7.125%, 9/30/30 (1)(6) 21,755 22,462
Match Group Holdings II, 3.625%, 10/1/31 (1) 13,470 11,719
Match Group Holdings II, 4.125%, 8/1/30 (1) 24,020 22,038
Match Group Holdings II, 4.625%, 6/1/28 (1) 8,120 7,836
Match Group Holdings II, 5.625%, 2/15/29 (1) 4,128 4,087
McAfee, 7.375%, 2/15/30 (1)(6) 44,570 41,227
ROBLOX, 3.875%, 5/1/30 (1) 12,455 11,583
SS&C Technologies, 6.50%, 6/1/32 (1) 8,985 9,199
Twilio, 3.625%, 3/15/29  200 187
Twilio, 3.875%, 3/15/31 (6) 13,315 12,267
385,744
Lodging  1.1%
Hilton Domestic Operating, 4.00%, 5/1/31 (1) 12,595 11,650
Hilton Domestic Operating, 5.875%, 3/15/33 (1)(6) 9,365 9,389
Hilton Domestic Operating, 6.125%, 4/1/32 (1) 7,680 7,776
Park Intermediate Holdings, 4.875%, 5/15/29 (1) 10,120 9,551
Park Intermediate Holdings, 5.875%, 10/1/28 (1) 8,725 8,561
Park Intermediate Holdings, 7.00%, 2/1/30 (1) 5,170 5,189
RHP Hotel Properties, 4.50%, 2/15/29 (1) 14,995 14,489
RHP Hotel Properties, 6.50%, 6/15/33 (1) 9,815 9,987
RHP Hotel Properties, 7.25%, 7/15/28 (1) 65 67
76,659
Manufacturing  1.6%
Arcosa, 6.875%, 8/15/32 (1) 4,970 5,107
Enpro, 6.125%, 6/1/33 (1) 10,250 10,327
Madison IAQ, 4.125%, 6/30/28 (1) 19,380 18,605
Madison IAQ, 5.875%, 6/30/29 (1)(6) 17,520 16,841
Mueller Water Products, 4.00%, 6/15/29 (1) 19,280 18,219
Sensata Technologies, 4.00%, 4/15/29 (1) 19,160 17,891
Sensata Technologies, 5.875%, 9/1/30 (1) 12,190 12,040
Stevens Holding, 6.125%, 10/1/26 (1) 7,410 7,364
106,394
Metals & Mining  1.7%
Arsenal AIC Parent, 8.00%, 10/1/30 (1) 20,970 21,914
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 13,485 14,968
ATI, 5.125%, 10/1/31  215 207
ATI, 7.25%, 8/15/30  6,437 6,702

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Big River Steel, 6.625%, 1/31/29 (1) 513 516
Carpenter Technology, 7.625%, 3/15/30  2,568 2,642
Cleveland-Cliffs, 7.375%, 5/1/33 (1)(6) 10,990 9,479
Constellium, 6.375%, 8/15/32 (1)(6) 6,935 6,883
ERO Copper, 6.50%, 2/15/30 (1)(6) 2,740 2,699
Hecla Mining, 7.25%, 2/15/28  30,220 30,258
Hudbay Minerals, 6.125%, 4/1/29 (1) 15,215 15,215
Novelis, 4.75%, 1/30/30 (1) 7,300 6,935
118,418
Other Telecommunications  1.9%
Frontier Communications Holdings, 6.00%, 1/15/30 (1)(6) 18,760 18,994
Frontier Communications Holdings, 8.75%, 5/15/30 (1) 13,080 13,701
Iliad Holding, 8.50%, 4/15/31 (1) 3,220 3,389
Level 3 Financing, 4.00%, 4/15/31 (1)(6) 22,230 18,534
Level 3 Financing, 10.00%, 10/15/32 (1) 17,254 17,427
Level 3 Financing, 10.75%, 12/15/30 (1) 18,336 20,674
Level 3 Financing, 11.00%, 11/15/29 (1) 27,767 31,481
Zayo Group Holdings, 4.00%, 3/1/27 (1) 7,570 7,116
131,316
Real Estate Investment Trust Securities  1.3%
Global Net Lease, 4.50%, 9/30/28 (1) 24,945 23,854
Service Properties Trust, 8.625%, 11/15/31 (1) 32,110 34,197
Service Properties Trust, 8.875%, 6/15/32 (6) 30,150 30,150
88,201
Restaurants  0.5%
Yum! Brands, 5.35%, 11/1/43  20,313 18,739
Yum! Brands, 6.875%, 11/15/37  14,540 15,267
34,006
Retail  1.5%
Bath & Body Works, 6.625%, 10/1/30 (1) 26,430 26,926
Bath & Body Works, 6.694%, 1/15/27 (6) 1,615 1,641
Bath & Body Works, 7.50%, 6/15/29  9,775 10,007
CVS Health, VR, 6.75%, 12/10/54 (10) 41,340 40,353
CVS Health, VR, 7.00%, 3/10/55 (10) 14,260 14,383
PetSmart, 4.75%, 2/15/28 (1) 1,685 1,624
Victra Holdings, 8.75%, 9/15/29 (1)(6) 9,885 10,070
105,004
Satellites  0.4%
Connect Finco, 9.00%, 9/15/29 (1) 14,175 13,466
Hughes Satellite Systems, 6.625%, 8/1/26 (6) 5,922 4,175
Intelsat Jackson Holdings, 6.50%, 3/15/30 (1) 10,575 10,382
28,023

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Services  6.3%
Albion Financing 1, 7.00%, 5/21/30 (1) 16,495 16,619
Allied Universal Holdco, 7.875%, 2/15/31 (1) 20,941 21,700
Allied Universal Holdco, 9.75%, 7/15/27 (1) 38,855 39,049
Avis Budget Car Rental, 8.00%, 2/15/31 (1)(6) 16,970 17,097
Avis Budget Car Rental, 8.25%, 1/15/30 (1)(6) 10,070 10,221
Axon Enterprise, 6.125%, 3/15/30 (1) 5,435 5,544
Axon Enterprise, 6.25%, 3/15/33 (1) 4,045 4,106
Boost Newco Borrower, 7.50%, 1/15/31 (1) 37,772 39,897
eG Global Finance, 12.00%, 11/30/28 (1) 19,990 22,099
Fortress Intermediate 3, 7.50%, 6/1/31 (1) 11,685 12,065
Herc Holdings Escrow, 7.00%, 6/15/30 (1) 12,085 12,448
Loxam, 6.375%, 5/31/29 (EUR) (1) 4,190 4,963
RB Global Holdings, 6.75%, 3/15/28 (1) 7,270 7,424
RB Global Holdings, 7.75%, 3/15/31 (1) 10,040 10,517
Sabre GLBL, 10.75%, 11/15/29 (1)(6) 28,215 28,779
Sabre GLBL, 11.125%, 7/15/30 (1) 5,740 5,891
Shift4 Payments, 5.50%, 5/15/33 (EUR) (1) 9,080 10,578
Shift4 Payments, 6.75%, 8/15/32 (1) 6,165 6,288
Staples, 10.75%, 9/1/29 (1) 7,435 6,729
TK Elevator Holdco, 6.625%, 7/15/28 (EUR)  15,260 17,342
TK Elevator U.S. Newco, 5.25%, 7/15/27 (1) 19,210 18,970
UKG, 6.875%, 2/1/31 (1) 66,035 68,016
United Rentals North America, 3.75%, 1/15/32  5,530 4,956
United Rentals North America, 3.875%, 2/15/31  15,030 13,828
United Rentals North America, 6.125%, 3/15/34 (1) 7,320 7,393
Williams Scotsman, 6.625%, 6/15/29 (1) 6,545 6,651
Williams Scotsman, 7.375%, 10/1/31 (1) 9,509 9,854
429,024
Supermarkets  0.3%
Iceland Bondco, 10.875%, 12/15/27 (GBP) (1) 2,400 3,420
Iceland Bondco, FRN, 3M EURIBOR + 5.50%, 7.643%,
12/15/27 (EUR) (1) 2,390 2,723
Performance Food Group, 6.125%, 9/15/32 (1) 10,790 10,871
17,014
Transportation  0.4%
Genesee & Wyoming, 6.25%, 4/15/32 (1) 11,305 11,475
Watco, 7.125%, 8/1/32 (1) 11,880 12,162
23,637
Utilities  4.6%
Alpha Generation, 6.75%, 10/15/32 (1) 11,725 11,930
California Buyer, 6.375%, 2/15/32 (1) 13,680 13,492
Calpine, 4.50%, 2/15/28 (1) 220 215

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Calpine, 5.00%, 2/1/31 (1) 455 441
Calpine, 5.125%, 3/15/28 (1) 45 44
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  18,710 18,242
HAT Holdings I, 8.00%, 6/15/27 (1) 13,882 14,264
NRG Energy, 6.25%, 11/1/34 (1) 13,765 13,748
NRG Energy, VR, 10.25% (1)(9)(10) 15,793 17,333
PG&E, VR, 7.375%, 3/15/55 (10) 12,347 12,085
Talen Energy Supply, 8.625%, 6/1/30 (1) 48,277 51,415
TerraForm Power Operating, 5.00%, 1/31/28 (1) 21,427 20,731
TransAlta, 7.75%, 11/15/29  5,055 5,276
Vistra, VR, 7.00% (1)(9)(10) 9,910 9,997
Vistra, VR, 8.00% (1)(9)(10) 43,580 44,397
Vistra, Series C, VR, 8.875% (1)(9)(10) 38,807 41,669
Vistra Operations, 7.75%, 10/15/31 (1) 24,545 25,956
XPLR Infrastructure Operating Partners, 8.375%, 1/15/31 (1)(6) 6,430 6,687
XPLR Infrastructure Operating Partners, 8.625%, 3/15/33 (1)(6) 6,135 6,411
314,333
Wireless Communications  0.5%
Rogers Communications, VR, 7.00%, 4/15/55 (10) 16,405 16,446
Rogers Communications, VR, 7.125%, 4/15/55 (10) 19,505 19,456
35,902
Total Corporate Bonds (Cost $6,149,734) 6,159,066
MUNICIPAL SECURITIES  0.4%
Puerto Rico  0.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 51,759 31,055
Total Municipal Securities (Cost $28,450) 31,055
PREFERRED STOCKS  0.6%
Financials  0.6%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $39,715 (3)(4)(7) 40 40,399
Total Preferred Stocks (Cost $39,715) 40,399

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  1.9%
Money Market Funds  1.9%
T. Rowe Price Government Reserve Fund, 4.38% (12)(13) 128,215 128,215
Total Short-Term Investments (Cost $128,215) 128,215
SECURITIES LENDING COLLATERAL  4.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 4.1%
Money Market Funds 4.1%
T. Rowe Price Government Reserve Fund, 4.38% (12)(13) 282,243 282,243
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 282,243
Total Securities Lending Collateral (Cost $282,243) 282,243
Total Investments in Securities
103.2% of Net Assets
(Cost $7,042,750) $ 7,049,709
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $5,287,190 and represents 77.4% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Non-income producing
(4) See Note 2. Level 3 in fair value hierarchy.
(5) All or a portion of this loan is unsettled as of May 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(6) See Note 4 . All or a portion of this security is on loan at May 31, 2025.

T. ROWE PRICE High Yield Fund

.
.
.
.
.
.
.
.
.
.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $57,099 and represents 0.8% of net assets.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Perpetual security with no stated maturity date.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
PRIME Prime rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 8/22/25 USD 10,228 EUR 9,080 $ (139)
Citibank 7/25/25 USD 6,527 GBP 4,835 11
Deutsche Bank 7/25/25 USD 22,256 GBP 16,632 (158)
JPMorgan Chase 7/25/25 GBP 425 USD 565 7
JPMorgan Chase 8/22/25 EUR 3,550 USD 4,001 52
Standard Chartered 8/22/25 USD 74,771 EUR 66,042 (635)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (862)

T. ROWE PRICE High Yield Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.38% $ — $ — $ 4,752++
Totals $ —# $ — $ 4,752+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
5/31/25
T. Rowe Price Government
Reserve Fund, 4.38% $ 364,622  ¤  ¤ $ 410,458
Total $ 410,458^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $4,752 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $410,458.

T. ROWE PRICE High Yield Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $7,042,750) $ 7,049,709
Interest receivable 115,075
Receivable for shares sold 17,976
Receivable for investment securities sold 12,296
Foreign currency (cost $6,572) 6,567
Due from affiliates 1,480
Restricted cash pledged for bilateral derivatives 630
Unrealized gain on forward currency exchange contracts 70
Cash 1
Other assets 241
Total assets 7,204,045
Liabilities
Obligation to return securities lending collateral 282,243
Payable for investment securities purchased 79,940
Payable for shares redeemed 6,164
Investment management fees payable 3,345
Unrealized loss on forward currency exchange contracts 932
Payable to directors 4
Other liabilities 1,185
Total liabilities 373,813
Commitments and Contingent Liabilities (note 8 )
NET ASSETS $ 6,830,232

T. ROWE PRICE High Yield Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (1,378,852)
Paid-in capital applicable to 1,153,551,860 shares of $0.01
par value capital stock outstanding; 3,000,000,000 shares
authorized 8,209,084
NET ASSETS $ 6,830,232
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,214,516; Shares outstanding:
205,231,756) $ 5.92
Advisor Class
(Net assets: $14,887; Shares outstanding: 2,521,520) $ 5.90
I Class
(Net assets: $2,598,989; Shares outstanding:
438,987,133) $ 5.92
Z Class
(Net assets: $3,001,840; Shares outstanding:
506,811,451) $ 5.92

T. ROWE PRICE High Yield Fund
Statement of Operations

($000s)
Year
Ended
5/31/25
Investment Income (Loss)
Income
.
  Interest $ 491,856
Dividend (net of foreign taxes of $42) 7,012
Securities lending 2,065
Other 21
Total income 500,954
Expenses
Investment management 39,821
Shareholder servicing
Investor Class $ 2,363
Advisor Class 29
I Class 428 2,820
Rule 12b-1 fees
Advisor Class 38
Prospectus and shareholder reports
Investor Class 64
Advisor Class 3
I Class 179
Z Class 4 250
Custody and accounting 345
Registration 182
Legal and audit 94
Directors 22
Miscellaneous 142
Waived / paid by Price Associates (20,456)
Total expenses 23,258
Net investment income 477,696

T. ROWE PRICE High Yield Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (91,407)
Swaps 463
Forward currency exchange contracts (1,185)
Foreign currency transactions 88
Net realized loss (92,041)
Change in net unrealized gain / loss
Securities 202,040
Swaps 260
Forward currency exchange contracts (809)
Other assets and liabilities denominated in foreign currencies 634
Change in net unrealized gain / loss 202,125
Net realized and unrealized gain / loss 110,084
INCREASE IN NET ASSETS FROM OPERATIONS $ 587,780

T. ROWE PRICE High Yield Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/25 5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 477,696 $ 484,126
Net realized loss (92,041) (247,189)
Change in net unrealized gain / loss 202,125 502,037
Increase in net assets from operations 587,780 738,974
Distributions to shareholders
Net earnings
Investor Class (77,703) (74,398)
Advisor Class (1,033) (1,119)
I Class (160,536) (168,356)
Z Class (238,611) (241,235)
Decrease in net assets from distributions (477,883) (485,108)
Capital share transactions
*
Shares sold
Investor Class 164,214 212,204
Advisor Class 1,366 1,224
I Class 659,323 438,123
Z Class 121,196 366,789
Shares issued in connection with fund acquisition
Investor Class 193,771 –
Distributions reinvested
Investor Class 69,872 66,965
Advisor Class 1,012 1,112
I Class 137,101 141,690
Z Class 237,891 242,554
Shares redeemed
Investor Class (385,631) (248,197)
Advisor Class (4,670) (3,679)
I Class (525,302) (947,261)
Z Class (696,879) (629,822)
Decrease in net assets from capital share
transactions (26,736) (358,298)

T. ROWE PRICE High Yield Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/25 5/31/24
Net Assets
Increase (decrease) during period 83,161 (104,432)
Beginning of period 6,747,071 6,851,503
End of period $ 6,830,232 $ 6,747,071
*Share information (000s)
Shares sold
Investor Class 27,792 36,759
Advisor Class 231 214
I Class 111,871 76,064
Z Class 20,404 64,380
Shares issued in connection with fund acquisition
Investor Class 33,010 –
Distributions reinvested
Investor Class 11,800 11,624
Advisor Class 171 194
I Class 23,146 24,617
Z Class 40,134 42,083
Shares redeemed
Investor Class (65,596) (43,004)
Advisor Class (792) (637)
I Class (88,926) (166,019)
Z Class (118,772) (109,730)
Decrease in shares outstanding (5,527) (63,455)

T. ROWE PRICE High Yield Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price High Yield Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The High Yield Fund, Inc. (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation. The fund has four classes of shares: the High Yield
Fund (Investor Class), the High Yield Fund–Advisor Class (Advisor Class),
the High Yield Fund–I Class (I Class) and the High Yield Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are

T. ROWE PRICE High Yield Fund

amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE High Yield Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE High Yield Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined

T. ROWE PRICE High Yield Fund

to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE High Yield Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 6,216,780 $ — $ 6,216,780
Bank Loans — 317,590 9,263 326,853
Common Stocks 10,251 — — 10,251
Convertible Preferred Stocks 28,268 — 16,700 44,968
Preferred Stocks — — 40,399 40,399
Short-Term Investments 128,215 — — 128,215
Securities Lending Collateral 282,243 — — 282,243
Total Securities 448,977 6,534,370 66,362 7,049,709
Forward Currency Exchange
Contracts — 70 — 70
Total $ 448,977 $ 6,534,440 $ 66,362 $ 7,049,779
Liabilities
Forward Currency Exchange
Contracts $ — $ 932 $ — $ 932
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds and Municipal
Securities.

T. ROWE PRICE High Yield Fund

The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 70
Total $ 70
Liabilities
Foreign exchange derivatives Forwards $ 932
Total $ 932

T. ROWE PRICE High Yield Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and
Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ (1,185) $ — $ (1,185)
Credit derivatives — 463 463
Total $ (1,185) $ 463 $ (722)
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ (809) $ — $ (809)
Credit derivatives — 260 260
Total $ (809) $ 260 $ (549)

T. ROWE PRICE High Yield Fund

which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2025, cash of $630,000 had been posted by the fund to counterparties for bilateral derivatives. As of May 31, 2025, no collateral was pledged by counterparties to the fund for bilateral derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net

T. ROWE PRICE High Yield Fund

amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 1% and 2% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net

T. ROWE PRICE High Yield Fund

variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a

T. ROWE PRICE High Yield Fund

variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial

T. ROWE PRICE High Yield Fund

funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
May 31, 2025, the value of loaned securities was $269,450,000; the value of cash collateral and related investments was $282,243,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,846,281,000 and
$3,065,075,000, respectively, for the year ended May 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE High Yield Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of market discount at time of sale, differences between book/tax amortization policies, the character of income on certain derivative contracts and other permanent adjustments related to the merger.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2025, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
May 31,
2025
May 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 477,883 $ 485,108
($000s)
Cost of investments $ 7,019,290
Unrealized appreciation $ 150,791
Unrealized depreciation (119,729)
Net unrealized appreciation (depreciation) $ 31,062

T. ROWE PRICE High Yield Fund

At May 31, 2025, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. Capital loss carryforwards acquired through tax-free reorganizations may be subject to certain limitations on amount or timing of use.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Undistributed ordinary income $ 29,341
Net unrealized appreciation (depreciation) 31,062
Loss carryforwards and deferrals (1,439,255)
Total distributable earnings (loss) $ (1,378,852)

T. ROWE PRICE High Yield Fund

NOTE 7 - ACQUISITION
On March 31, 2025, the fund acquired substantially all of the assets of the
New America High Income Fund, Inc. (the acquired fund), a third-party closed-
end fund, pursuant to the Agreement and Plan of Reorganization dated
December 13, 2024. The Board and shareholders of the acquired fund, and the
Board of the fund approved the reorganization, and the acquired fund’s Board and shareholders approved the liquidation and dissolution of the acquired fund.
The acquisition was accomplished by a tax-free exchange of 33,010,156 shares of the fund’s Investor Class with a value of $193,771,000 for all 23,374,744 shares of the acquired fund then outstanding, with the same value. The exchange was based on values at the close of the NYSE on the immediately preceding business day, March 28, 2025. The net assets of the acquired fund at that date included $3,433,000 of unrealized depreciation and $43,919,000 of net realized losses carried forward for tax purposes to offset distributable gains realized by the fund in the future. Assets of the acquired fund, including securities of $180,652,000, cash of $9,410,000, receivables and other assets of $4,500,000 and payables of $791,000, were combined with those of the fund, resulting in aggregate net assets of $6,850,300,000 immediately after the acquisition. The net assets received, and shares issued by the fund were recorded at fair value; however, for financial reporting purposes, the historical cost basis of the investments received from the acquired fund will be carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Pro forma results of operations of the combined entity for the entire year ended May 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:
Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the fund’s accompanying Statement of Operations since
March 31, 2025.
($000s)
Net investment income $ 485,942
Net realized gain (loss) (92,868)
Change in net unrealized gain/loss 207,620
Increase (decrease) in net assets from operations $ 600,694

T. ROWE PRICE High Yield Fund

NOTE 8 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to

T. ROWE PRICE High Yield Fund

the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended May 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by
Price Associates in the amount of $3,171,000 remain subject to repayment by the fund at May 31, 2025. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
li
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.70% 1.19% 0.05% 0.00%
Expense limitation date 07/31/27 07/31/27 07/31/27 N/A
(Waived)/repaid during the
period ($000s) $(1,181) $— $— $(19,275)

T. ROWE PRICE High Yield Fund

accounts invested in the Investor Class and Advisor Class. For the year ended
May 31, 2025, expenses incurred pursuant to these service agreements were
$129,000 for Price Associates; $1,791,000 for T. Rowe Price Services, Inc.;
and $70,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended May 31, 2025, the fund was charged $10,000 for shareholder servicing costs related to the college savings plans, of which $2,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
May 31, 2025, less than 1% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At May 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members

T. ROWE PRICE High Yield Fund

of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of May 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 2,943,675 shares of the I Class, representing less than 1%
of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 9 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE High Yield Fund

NOTE 10 - INTERFUND LENDING PROGRAM
Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds. The program permits the borrowing and lending of cash between the fund and other
T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to
15% of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10%
are unsecured. During the year ended May 31, 2025, the fund earned $1,000 in interest income related to loans made to other funds on one day in the average amount of $7,400,000 and at an average annual rate of 6.17%. At May 31,
2025, there were no loans outstanding.
NOTE 11 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE High Yield Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price High Yield Fund, Inc. and
Shareholders of T. Rowe Price High Yield Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price High Yield Fund, Inc. (one of the
funds constituting T. Rowe Price High Yield Fund, Inc., referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May
31, 2025 and the financial highlights for each of the five years in the period ended May 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE High Yield Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE High Yield Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $1,872,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $1,594,000 of the fund's income qualifies for the dividends-received deduction.
For nonresident alien shareholders, $402,646,000 of income dividends are interest-
related dividends.
For shareholders subject to interest expense deduction limitation under Section
163(j), $467,555,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE High Yield Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The
Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE High Yield Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE High Yield Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total
T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE High Yield Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the third quintile (Investor Class Expense Group)
and fourth quintile (Advisor Class Expense Group and Expense Universe), and the
fund’s total expenses ranked in the second quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE High Yield Fund

to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business.  The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F57-050 7/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2025